(Loss)/ Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2019
(Loss)/ Earnings per Unit
Basic and Diluted (Loss)/ Earnings per Unit
	Year ended December 31,
	2019	2018	2017
Partnership’s Net income	$3,613	$3,613	$17,339
Less:
Net Income attributable to preferred unitholders	11,563	7,659	6,750
Net Income attributable to subordinated unitholders	—	—	1,208
General Partner’s interest in Net Income	(8)	(4)	79
Net income/(loss) attributable to common unitholders	$(7,942)	$(4,042)	$9,302
Weighted average number of common units outstanding, basic and diluted	35,490,000	35,490,000	34,545,740
Earnings/ (Losses) per common unit, basic and diluted	$(0.22)	$(0.11)	$0.27